UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York             June 25, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $648,934
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP


                                                 FORM 13F INFORMATION TABLE
                                                       March 31, 2008



COLUMN 1                        COLUMN  2           COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                                VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------                  --------------      -----      --------  ------- --- ----  ----------  --------  ----  ------   ----
ALLEGHENY ENERGY INC            COM                 017361106  12,928     256000 SH        SHARED      1,2              256000
ALLIANT ENERGY CORP             COM                 018802108  16,000     457000 SH        SHARED      1,2              457000
AMERICAN ELEC PWR INC           COM                 025537101  16,511     396615 SH        SHARED      1,2              396615
AQUILA INC                      COM                 03840P102  10,546    3285359 SH        SHARED        2             3285359
ATLAS ENERGY RESOURCES LLC      COM                 049303100  24,396     786955 SH        SHARED        3              786955
ATLAS PIPELINE HOLDINGS LP      COM UNITS LP        04939R108   8,906     325506 SH        SHARED        3              325506
ATLAS PIPELINE PARTNERS LP      UNIT L P INT        049392103  20,273     506062 SH        SHARED        3              506062
AVISTA CORP                     COM                 05379B107  24,887    1272325 SH        SHARED      1,2             1272325
BREITBURN ENERGY PARTNERS LP    COM UT LTD PTN      106776107   5,256     261766 SH        SHARED        3              261766
BUCKEYE GP HOLDINGS LP          COM UNITS LP        118167105  19,909     862994 SH        SHARED        3              862994
CANADIAN NAT RES LTD            COM                 136385101     512       7500 SH        SHARED        2                7500
CLECO CORP NEW                  COM                 12561W105     597      26900 SH        SHARED      1,2               26900
CMS ENERGY CORP                 COM                 125896100   2,031     150000 SH        SHARED        2              150000
CONOCOPHILLIPS                  COM                 20825C104   1,715      22500 SH        SHARED        2               22500
CONSTELLATION ENERGY GROUP I    COM                 210371100  16,138     182828 SH        SHARED      1,2              182828
COPANO ENERGY L L C             COM UNITS           217202100   9,418     275450 SH        SHARED        3              275450
EASTERN AMERN NAT GAS TR        SPERS RCT UNIT      276217106   2,100      74854 SH        SHARED        3               74854
ENTERGY CORP NEW                COM                 29364G103  13,090     120000 SH        SHARED      1,2              120000
ENTERPRISE GP HLDGS L P         UNIT LP INT         293716106  14,048     470157 SH        SHARED        3              470157
EV ENERGY PARTNERS LP           COM UNITS           26926V107  12,538     488820 SH        SHARED        3              488820
FREEPORT-MCMORAN COPPER & GO    COM                 35671D857     481       5000 SH        SHARED        2                5000
GLOBAL PARTNERS LP              COM UNITS           37946R109   2,373     131839 SH        SHARED        3              131839
GOOGLE INC                      CL A                38259P508   2,202       5000 SH        SHARED        2                5000
GREAT PLAINS ENERGY INC         COM                 391164100  13,986     567400 SH        SHARED      1,2              567400
HOLLY ENERGY PARTNERS L P       COM UT LTD PTN      435763107     892      23230 SH        SHARED        3               23230
HUGOTON RTY TR TEX              UNIT BEN INT        444717102     348      12603 SH        SHARED        3               12603
INTEGRYS ENERGY GROUP INC       COM                 45822P105  10,198     218661 SH        SHARED      1,2              218661
ISHARES TR                      FTSE XNHUA IDX      464287184   3,379      25000 SH        SHARED        2               25000
ITC HLDGS CORP                  COM                 465685105  13,860     266222 SH        SHARED      1,2              266222
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER      494550106  25,444     465243 SH        SHARED      2,3              465243
KINDER MORGAN MANAGEMENT LLC    SHS                 49455U100  10,744     210800 SH        SHARED      2,3              210800
LINN ENERGY LLC                 UNIT LTD LIAB       536020100  43,671    2298449 SH        SHARED        3             2298449
MAGELLAN MIDSTREAM HLDGS LP     COM LP INTS         55907R108   4,209     183718 SH        SHARED        3              183718
MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN      570759100  34,140    1107005 SH        SHARED        3             1107005
MARTIN MIDSTREAM PRTNRS L P     UNIT L P INT        573331105   6,417     210405 SH        SHARED        3              210405
MESA RTY TR                     UNIT BEN INT        590660106     975      14300 SH        SHARED        3               14300
MV OIL TR                       TR UNITS            553859109  11,994     552736 SH        SHARED        3              552736
NORTHEAST UTILS                 COM                 664397106  29,595    1206000 SH        SHARED      1,2             1206000
NORTHWESTERN CORP               COM NEW             668074305  84,152    3453103 SH        SHARED        2             3453103
NUSTAR ENERGY LP                UNIT COM            67058H102   3,701      76400 SH        SHARED        3               76400
OGE ENERGY CORP                 COM                 670837103  20,168     647020 SH        SHARED      1,2              647020
ORMAT TECHNOLOGIES INC          COM                 686688102   2,581      60000 SH        SHARED        2               60000
PEREGRINE PHARMACEUTICALS IN    COM                 713661106     780    1659701 SH        SHARED        2             1659701
PG&E CORP                       COM                 69331C108   8,535     231797 SH        SHARED      1,2              231797
PICO HLDGS INC                  COM NEW             693366205   2,192      72500 SH        SHARED        2               72500
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN      726503105   3,195      67213 SH        SHARED        3               67213
PNM RES INC                     COM                 69349H107   3,165     253844 SH        SHARED      1,2              253844
PROGRESS ENERGY INC             COM                 743263105  21,555     516900 SH        SHARED      1,2              516900
SEMPRA ENERGY                   COM                 816851109  14,471     271600 SH        SHARED      1,2              271600
SIERRA PAC RES NEW              COM                 826428104  11,367     900000 SH        SHARED      1,2              900000
SUBURBAN PROPANE PARTNERS L     UNIT LTD PARTN      864482104   6,455     166229 SH        SHARED        3              166229
TARGA RESOURCES PARTNERS LP     COM UNIT            87611X105   2,995     128833 SH        SHARED        3              128833
UNISOURCE ENERGY CORP           COM                 909205106   9,178     412313 SH        SHARED      1,2              412313
UNITED STATES NATL GAS FUND     UNIT                912318102     485      10000 SH        SHARED      2,3               10000
WILLIAMS PIPELINE PARTNERS L    COM UNIT LP IN      96950K103   7,254     415710 SH        SHARED        3              415710

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